Components of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Net unrealized (losses) gains on available for sale securities, Before Tax Amount	$ (288)	$ 301
Net unrealized (losses) gains on available for sale securities, Tax Effects	98	(102)
Net unrealized (losses) gains on available for sale securities, Net of Tax Amount	(190)	199
Net unrealized loss on effective cash flow hedging derivative, Before Tax Amount		(157)
Net unrealized loss on effective cash flow hedge derivative, Tax Effects		53
Net unrealized loss on effective cash flow hedging derivative, Net of Tax Amount		(104)
Accumulated Other Comprehensive Income (Loss), Before Tax Amount	(288)	144
Accumulated Other Comprehensive Income (Loss), Tax Effects	98	(49)
Accumulated other comprehensive income (loss), Net of Tax	$ (190)	$ 95